Retirement Benefit and Other Post-retirement Obligations - Summary of Changes in Value of US PRMB (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Opening defined benefit obligation	£ (25)
Interest on plan liabilities	127	£ 71	£ 53
Closing defined benefit obligation	(21)	(25)
PRMB [member]
Disclosure of defined benefit plans [line items]
Interest on plan liabilities	0	1	1
Present value of defined benefit obligation [member]
Disclosure of defined benefit plans [line items]
Exchange differences	6	(14)
Interest on plan liabilities	(127)	(70)
Actuarial gains – experience	(63)	(27)
Actuarial gains – financial	(32)	1,075
Benefits paid	149	151
Present value of defined benefit obligation [member] | PRMB [member]
Disclosure of defined benefit plans [line items]
Opening defined benefit obligation	(25)	(34)
Exchange differences	1	(3)
Interest on plan liabilities	0	(1)
Actuarial gains – experience	2	5
Actuarial gains – financial	(1)	5
Benefits paid	2	3
Closing defined benefit obligation	£ (21)	£ (25)	£ (34)